Expense Example {- Telecommunications Portfolio} - 02.28 Select Portfolios: Fidelity Advisor Telecommunications Fund AMCIZ PRO-14 - Telecommunications Portfolio	Apr. 29, 2021 USD ($)
Fidelity Advisor Telecommunications Fund: Class A
Expense Example:
1 year	$ 682
3 years	908
5 years	1,151
10 years	1,849
Fidelity Advisor Telecommunications Fund: Class M
Expense Example:
1 year	489
3 years	781
5 years	1,094
10 years	1,982
Fidelity Advisor Telecommunications Fund: Class C
Expense Example:
1 year	289
3 years	585
5 years	1,006
10 years	2,180
Fidelity Advisor Telecommunications Fund: Class I
Expense Example:
1 year	81
3 years	252
5 years	439
10 years	978
Fidelity Advisor Telecommunications Fund: Class Z
Expense Example:
1 year	68
3 years	214
5 years	373
10 years	$ 835